Discontinued Operations - Results of Operations of Businesses Accounted for as Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating income (loss):
Total operating income (loss)									$ (102)	$ 78	$ (512)
Interest income									65	60	32
Other gains and (losses):
Disposal Group Including Discontinued Operation Other Gains and Losses									0	38	663
Income (loss) before income taxes									(37)	176	183
(Provision) benefit for income taxes									28	(67)	2,887
Income from discontinued operations	(9)	(2)	(19)	21	48	53	4	4	(9)	109	3,070
Corporate Magic [Member]
Revenues:
Revenues											2,389
Operating income (loss):
Total operating income (loss)									0	56	(716)
Other gains and (losses):
Disposal Group Including Discontinued Operation Other Gains and Losses									0		618
Other [Member]
Operating income (loss):
Total operating income (loss)									(102)	22	204
Other gains and (losses):
Disposal Group Including Discontinued Operation Other Gains and Losses									$ 0	$ 38	$ 45